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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 2/14/2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 2/14/2009.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PETER JENSON
Title:   GLOBAL CONTROLLER
Phone:   (312) 395-3889

Signature, Place, and Date of Signing:


/s/ Peter Jenson
----------------------------   CHICAGO, ILLINOIS   02/17/2009
          [Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         74

Form 13F Information Table Value Total: $1,093,353 (thousands)

List of Other Included Managers:

NONE

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                                                 FORM 13F
Page 1 of 6                Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
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Item 1:                                 Item 2:   Item 3:     Item 4:     Item 5:           Item 6:         Item 7:      Item 8:
-------                               ---------- --------- ------------- --------- ----------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                    Investment Discretion               (Shares)
                                                                                   -----------------------          ----------------
                                                                                           (b)
                                                                         Shares of       Shared As   (c)   Managers
                                      Title of     CUSIP    Fair Market  Principal  (a) Defined in Shared-    See    (a)   (b)   (c)
Name of Issuer                          Class      Number      Value       Amount  Sole  Instr. V   Other  Instr. V Sole Shared None
------------------------------------- ---------- --------- ------------- --------- ---- ---------- ------- -------- ---- ------ ----
MVSN 2.6250% 08/15/2011                  Bond    555904AB7     7,070,948     7,500   X                        n/a    n/a
ALCOA INC CMN STOCK                      Cmn     013817101    52,437,993 1,434,692   X                        n/a     X
AUTODESK INC                             Cmn     052769106       282,637     5,680   X                        n/a     X
BEA SYSTEMS CMN STOCK                    Cmn     073325102   151,191,588 9,581,216   X                        n/a     X
BJS WHOLESALE CLUB INC CMN STOCK         Cmn     05548J106    42,988,187 1,270,712   X                        n/a     X
BMC SOFTWARE INC CMN STK                 Cmn     055921100    50,351,836 1,412,790   X                        n/a     X
BOYD GAMING CORP CMN STK                 Cmn     103304101       434,086    12,741   X                        n/a     X
CA, INC.                                 Cmn     12673P105       287,998    11,543   X                        n/a     X
COMMERCE BANCORP CMN                     Cmn     200519106     3,372,034    88,412   X                        n/a     X
CARNIVAL CORP CMN                        Cmn     143658300    31,315,354   703,874   X                        n/a     X
DELL INC CMN STOCK                       Cmn     24702R101    36,649,852 1,495,302   X                        n/a     X
DICK'S SPORTING GOODS INC CMN            Cmn     253393102     2,187,488    78,800   X                        n/a     X
FOOT LOCKER INC CMN STOCK                Cmn     344849104       364,340    26,672   X                        n/a     X
GRANT PRIDECO INC CMN STOCK              Cmn     38821G101     4,530,005    81,607   X                        n/a     X
   COLUMN TOTALS                                             383,464,346

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                                                 FORM 13F
Page 2 of 6                Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
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Item 1:                                 Item 2:   Item 3:     Item 4:     Item 5:           Item 6:         Item 7:      Item 8:
-------                               ---------- --------- ------------- --------- ----------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                    Investment Discretion               (Shares)
                                                                                   -----------------------          ----------------
                                                                                           (b)
                                                                         Shares of       Shared As   (c)   Managers
                                      Title of     CUSIP    Fair Market  Principal  (a) Defined in Shared-    See    (a)   (b)   (c)
Name of Issuer                          Class      Number      Value       Amount  Sole  Instr. V   Other  Instr. V Sole Shared None
------------------------------------- ---------- --------- ------------- --------- ---- ---------- ------- -------- ---- ------ ----
HUNTSMAN COS/THE CMN                     Cmn     447011107   217,758,670 8,473,100   X                        n/a     X
MARRIOTT INTL INC                        Cmn     571903202     2,233,287    65,339   X                        n/a     X
MSC INDUSTRIAL DIRECT CO CMN STK         Cmn     553530106       217,405     5,372   X                        n/a     X
MACROVISION CORP CMN STOCK               Cmn     555904101       771,363    42,082   X                        n/a     X
NATIONAL-OILWELL VARCO INC CMN STOCK     Cmn     637071101     1,616,340    22,003   X                        n/a     X
ORIENT EXPRESS HOTELS LTD -A             Cmn     G67743107    29,139,805   506,603   X                        n/a     X
ORACLE SYS CORP                          Cmn     68389X105     5,880,622   260,435   X                        n/a     X
PALM INC COM STK                         Cmn     696643105       760,680   119,981   X                        n/a     X
PDL BIOPHARMA INC CMN STK                Cmn     69329Y104    49,879,458 2,847,001   X                        n/a     X
PENN NATIONAL GAMING INC CMN STOCK       Cmn     707569109   156,711,125 2,631,589   X                        n/a     X
PUGET ENERGY CMN STK                     Cmn     745310102    23,519,031   857,420   X                        n/a     X
COLLECTIVE BRANDS INC CMN STK            Cmn     19421W100       407,622    23,440   X                        n/a     X
QUEST SOFTWARE INC CMN STOCK             Cmn     74834T103       859,193    46,594   X                        n/a     X
SPRINT NEXTEL CORP                       Cmn     852061100       969,926    73,871   X                        n/a     X
   COLUMN TOTALS                                             490,724,527

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                                                 FORM 13F
Page 3 of 6                Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
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Item 1:                                 Item 2:   Item 3:     Item 4:     Item 5:           Item 6:         Item 7:      Item 8:
-------                               ---------- --------- ------------- --------- ----------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                    Investment Discretion               (Shares)
                                                                                   -----------------------          ----------------
                                                                                           (b)
                                                                         Shares of       Shared As   (c)   Managers
                                      Title of     CUSIP    Fair Market  Principal  (a) Defined in Shared-    See    (a)   (b)   (c)
Name of Issuer                          Class      Number      Value       Amount  Sole  Instr. V   Other  Instr. V Sole Shared None
------------------------------------- ---------- --------- ------------- --------- ---- ---------- ------- -------- ---- ------ ----
TORONTO-DOMINION BANK CMN                Cmn     891160509       768,960    10,993   X                        n/a     X
TIBCO SOFTWARE INC CMN STK               Cmn     88632Q103     1,206,941   149,559   X                        n/a     X
UAP HOLDING CORP CMN                     Cmn     903441103       299,111     7,749   X                        n/a     X
VENTANA MED SYS INC CMN STOCK            Cmn     92276H106   137,991,231 1,581,924   X                        n/a     X
WYNN RESORTS LTD CMN                     Cmn     983134107    10,626,784    94,772   X                        n/a     X
BRISTOL MYERS SQUIBB CO                  Cmn     110122108    25,317,557   954,659   X                        n/a     X
BUSINESS OBJECTS SA -SP ADR 1:1       Depository
                                      Receipt    12328X107     3,968,244    65,160   X                        n/a    n/a
AA 40.0 STRIKE AMER CALL 01/17/2009   Opt (Call) 013817901     3,947,580    10,122   X                        n/a    n/a
PDLI 20 STRIKE AMER CALL 05/17/2008   Opt (Call) 69329Y904       559,265     7,714   X                        n/a    n/a
BMY 30.0 STRIKE AMER CALL 01/17/2009  Opt (Call) 110122908     1,938,132    15,382   X                        n/a    n/a
AA 25.0 STRIKE AMER CALL 01/19/2008   Opt (Call) 013817901       292,215       253   X                        n/a    n/a
AA 35.0 STRIKE AMER CALL 01/19/2008   Opt (Call) 013817901       284,740     1,238   X                        n/a    n/a
AA 37.5 STRIKE AMER CALL 01/19/2008   Opt (Call) 013817901       883,025     9,295   X                        n/a    n/a
BEAS 10.0 STRIKE AMER CALL 01/19/2008 Opt (Call) 073325902       208,220       359   X                        n/a    n/a
   COLUMN TOTALS                                             188,292,005

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                                                 FORM 13F
Page 4 of 6                Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
                                                                                                                    ----------------
Item 1:                                 Item 2:   Item 3:     Item 4:     Item 5:           Item 6:         Item 7:      Item 8:
-------                               ---------- --------- ------------- --------- ----------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                    Investment Discretion               (Shares)
                                                                                   -----------------------          ----------------
                                                                                           (b)
                                                                         Shares of       Shared As   (c)   Managers
                                      Title of     CUSIP    Fair Market  Principal  (a) Defined in Shared-    See    (a)   (b)   (c)
Name of Issuer                          Class      Number      Value       Amount  Sole  Instr. V   Other  Instr. V Sole Shared None
------------------------------------- ---------- --------- ------------- --------- ---- ---------- ------- -------- ---- ------ ----
DELL 15.0 STRIKE AMER CALL 01/17/2009 Opt (Call) 24702R901       296,800       280   X                        n/a    n/a
NOV 37.500 STRIKE AMER CALL
02/16/2008                            Opt (Call) 637071901       666,080       184   X                        n/a    n/a
NOV 35.000 STRIKE AMER CALL
02/16/2008                            Opt (Call) 637071901       239,630        62   X                        n/a    n/a
NOV 55.000 STRIKE AMER CALL
02/16/2008                            Opt (Call) 637071901     1,436,250       750   X                        n/a    n/a
NOV 65.000 STRIKE AMER CALL
02/16/2008                            Opt (Call) 637071901       349,205       331   X                        n/a    n/a
NOV 57.500 STRIKE AMER CALL
02/16/2008                            Opt (Call) 637071901       619,920       369   X                        n/a    n/a
ORCL 5.0 STRIKE AMER CALL 01/19/2008  Opt (Call) 68389X905       605,395       343   X                        n/a    n/a
ORCL 10.0 STRIKE AMER CALL 01/19/2008 Opt (Call) 68389X905     2,078,990     1,637   X                        n/a    n/a
ORCL 15.0 STRIKE AMER CALL 01/19/2008 Opt (Call) 68389X905     1,584,600     2,085   X                        n/a    n/a
ORCL 20.0 STRIKE AMER CALL 01/19/2008 Opt (Call) 68389X905       356,690     1,346   X                        n/a    n/a
ORCL 12.5 STRIKE AMER CALL 01/19/2008 Opt (Call) 68389X905     1,502,880     1,488   X                        n/a    n/a
ORCL 17.5 STRIKE AMER CALL 01/17/2009 Opt (Call) 68389X905       306,540       468   X                        n/a    n/a
WYNN 120 STRIKE AMER CALL 01/17/2009  Opt (Call) 983134907       316,470       154   X                        n/a    n/a
BMY 32.5 STRIKE AMER CALL 01/19/2008  Opt (Call) 110122908        53,870    21,548   X                        n/a    n/a
   COLUMN TOTALS                                              10,413,320

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                                                 FORM 13F
Page 5 of 6                Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
                                                                                                                    ----------------
Item 1:                                 Item 2:   Item 3:     Item 4:     Item 5:           Item 6:         Item 7:      Item 8:
-------                               ---------- --------- ------------- --------- ----------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                    Investment Discretion               (Shares)
                                                                                   -----------------------          ----------------
                                                                                           (b)
                                                                         Shares of       Shared As   (c)   Managers
                                      Title of     CUSIP    Fair Market  Principal  (a) Defined in Shared-    See    (a)   (b)   (c)
Name of Issuer                          Class      Number      Value       Amount  Sole  Instr. V   Other  Instr. V Sole Shared None
------------------------------------- ---------- --------- ------------- --------- ---- ---------- ------- -------- ---- ------ ----
S 20.0 STRIKE AMER PUT 01/17/2009     Opt (Put)  852061950     7,109,220    10,084   X                        n/a    n/a
AA 32.5 STRIKE AMER PUT 01/19/2008    Opt (Put)  013817951       236,993    10,533   X                        n/a    n/a
AA 40 STRIKE AMER PUT 04/19/2008      Opt (Put)  013817951       262,150       535   X                        n/a    n/a
AA 37.5 STRIKE AMER PUT 04/19/2008    Opt (Put)  013817951       325,285       971   X                        n/a    n/a
DELL 25 STRIKE AMER PUT 02/16/2008    Opt (Put)  24702R951       274,455     2,033   X                        n/a    n/a
DELL 30 STRIKE AMER PUT 05/17/2008    Opt (Put)  24702R951       318,630       559   X                        n/a    n/a
DELL 27.5 STRIKE AMER PUT 05/17/2008  Opt (Put)  24702R951       408,480     1,104   X                        n/a    n/a
DELL 25.0 STRIKE AMER PUT 01/17/2009  Opt (Put)  24702R951       432,250     1,330   X                        n/a    n/a
ORCL 25.0 STRIKE AMER PUT 01/19/2008  Opt (Put)  68389X955       256,000     1,024   X                        n/a    n/a
WYNN 125 STRIKE AMER PUT 01/19/2008   Opt (Put)  983134957     2,800,850     2,015   X                        n/a    n/a
WYNN 110 STRIKE AMER PUT 03/22/2008   Opt (Put)  983134957     2,021,675     2,095   X                        n/a    n/a
WYNN 135 STRIKE AMER PUT 06/21/2008   Opt (Put)  983134957       246,120        84   X                        n/a    n/a
WYNN 170 STRIKE AMER PUT 01/17/2009   Opt (Put)  983134957       243,800        40   X                        n/a    n/a
BMY 30.0 STRIKE AMER PUT 01/19/2008   Opt (Put)  110122958     2,351,625     6,271   X                        n/a    n/a
   COLUMN TOTALS                                              17,287,533

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                                                 FORM 13F
Page 6 of 6                Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
                                                                                                                    ----------------
Item 1:                                 Item 2:   Item 3:     Item 4:     Item 5:           Item 6:         Item 7:      Item 8:
-------                               ---------- --------- ------------- --------- ----------------------- -------- ----------------
                                                                                                                    Voting Authority
                                                                                    Investment Discretion               (Shares)
                                                                                   -----------------------          ----------------
                                                                                           (b)
                                                                         Shares of       Shared As   (c)   Managers
                                      Title of     CUSIP    Fair Market  Principal  (a) Defined in Shared-    See    (a)   (b)   (c)
Name of Issuer                          Class      Number      Value       Amount  Sole  Instr. V   Other  Instr. V Sole Shared None
------------------------------------- ---------- --------- ------------- --------- ---- ---------- ------- -------- ---- ------ ----
BMY 27.5 STRIKE AMER PUT 01/19/2008   Opt (Put)  110122958       952,505     6,569   X                        n/a    n/a
BMY 32.5 STRIKE AMER PUT 03/22/2008   Opt (Put)  110122958       230,640       372   X                        n/a    n/a
BMY 25.0 STRIKE AMER PUT 01/17/2009   Opt (Put)  110122958     1,644,617     8,003   X                        n/a    n/a
BMY 32.5 STRIKE AMER PUT 01/17/2009   Opt (Put)  110122958       343,750       500   X                        n/a    n/a

                 COLUMN TOTALS                                 3,171,512
               LONG MARKET VALUE                           1,093,353,243